Agreements and Transactions with Affiliates - Balances with Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Accounts receivable	$ 132	$ 107
Accounts payable	72	72
DCP Midstream, LLC [Member]
Related Party Transaction [Line Items]
Accounts receivable	132	100
Accounts payable	66	23
Unrealized gains on derivative instruments-current	48	1
Unrealized gains on derivative instruments- long term	64
Unrealized losses on derivative instruments-current	(11)	(1)
Unrealized losses on derivative instruments-long term		(3)
Spectra Energy [Member]
Related Party Transaction [Line Items]
Accounts payable	5	29
ConocoPhillips [Member]
Related Party Transaction [Line Items]
Accounts receivable		7
Accounts payable		18
Unrealized gains on derivative instruments-current		3
Unrealized losses on derivative instruments-current		(2)
Unconsolidated Affiliates [Member]
Related Party Transaction [Line Items]
Accounts payable	$ 1	$ 2